Employee Benefits (Tables)	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance
The following table summarizes the components of net periodic benefit cost (income) related to our pension and postretirement health care and life insurance plans:

	(dollars in millions)
	Pension		Health Care and Life
Three Months Ended March 31,	2019	2018	2019	2018
Service cost - Cost of services	$50	$58	$20	$26
Service cost - Selling, general and administrative expense	11	14	4	6
Service cost	$61	$72	$24	$32

Amortization of prior service cost (credit)	$15	$10	$(243)	$(244)
Expected return on plan assets	(282)	(329)	(9)	(11)
Interest cost	178	166	157	153
Remeasurement gain, net	(96)	—	—	—
Other components	$(185)	$(153)	$(95)	$(102)

Total	$(124)	$(81)	$(71)	$(70)